T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
May 31, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 100.3%
GEORGIA 96.2%
Athens-Clarke County Unified Dev. Auth. , Univ. of Georgia
Athletic Assoc. , Series A, 4.00%, 9/1/31	2,465	2,848
Athens-Clarke County Unified Dev. Auth. , Univ. of Georgia
Athletic Assoc. , Series A, 4.00%, 9/1/33	1,455	1,660
Athens-Clarke County Unified Dev. Auth. , Univ. of Georgia
Athletic Assoc. , Series A, 5.00%, 9/1/29	1,100	1,357
Athens-Clarke County Unified Dev. Auth. , Univ. of Georgia
Athletic Assoc. , Series B, VRDN, 0.07%, 7/1/35	1,635	1,635
Atlanta, Atlantic Station, Tax Allocation, 5.00%, 12/1/24	2,880	3,382
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/21	275	283
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/22	375	403
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/23	450	504
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/24	550	641
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/25	350	423
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/26	975	1,219
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/27 (Prerefunded
1/1/26) (1)	1,290	1,612
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/28 (Prerefunded
1/1/26) (1)	1,160	1,450
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/29 (Prerefunded
1/1/26) (1)	500	625
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/30 (Prerefunded
1/1/26) (1)	300	375
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/34	500	561
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/41	725	807
Atlanta & Fulton County Recreation Auth. , Zoo Parking Project,
GO, 5.00%, 12/1/35	750	938
Atlanta Airport, Series B, 5.00%, 1/1/37	5,945	6,248
Atlanta Airport, Series C, 5.25%, 1/1/30	1,250	1,279
Atlanta Airport, Passenger Facilities, Series A, 5.00%, 1/1/33	3,870	4,318
Atlanta Airport, Passenger Facilities, Series D, 4.00%, 7/1/36 (2)	5,000	5,554
Atlanta Dev. Auth. , Series A-1, 5.00%, 7/1/29	1,000	1,083

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Atlanta Dev. Auth. , Series A-1, 5.00%, 7/1/35	1,255	1,330
Atlanta Dev. Auth. , Series A-1, 5.25%, 7/1/40	2,035	2,175
Atlanta Dev. Auth. , Series A-1, 5.25%, 7/1/44	6,120	6,530
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 6.75%, 1/1/35	1,500	1,595
Atlanta Dev. Auth. , New Downtown Stadium, Series A-1, 5.00%,
7/1/30	300	324
Atlanta Downtown Dev. Auth. , City Plaza, GO, 5.00%, 12/1/27	495	628
Atlanta Downtown Dev. Auth. , City Plaza, GO, 5.00%, 12/1/31	605	749
Atlanta Public Safety & Judicial Fac. Auth. , GO, 4.00%, 12/1/20	2,010	2,049
Atlanta Public Safety & Judicial Fac. Auth. , GO, 4.00%, 12/1/21	1,280	1,353
Atlanta Water & Wastewater, Series B, 4.00%, 11/1/37	1,000	1,167
Atlanta Water & Wastewater, 5.00%, 11/1/40	5,365	6,241
Atlanta Water & Wastewater, 5.00%, 11/1/43	3,400	3,938
Augusta Airport, Regional Airport, Series A, 5.00%, 1/1/30	645	689
Augusta Airport, Regional Airport, Series A, 5.00%, 1/1/31	275	293
Augusta Airport, Regional Airport, Series A, 5.00%, 1/1/32	550	582
Augusta Airport, Regional Airport, Series A, 5.00%, 1/1/34	585	615
Augusta Airport, Regional Airport, Series B, 5.00%, 1/1/22 (2)	445	461
Augusta Water & Sewer, Wastewater, 4.50%, 10/1/37	3,500	3,916
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series
A, 4.00%, 7/1/44	5,985	6,707
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series
A, 5.00%, 7/1/39	1,500	1,833
Bryan County School Dist. , GO, 5.00%, 8/1/42	3,000	3,572
Burke County Dev. Auth. , Georgia Power Plant, VRDN, 2.25%,
10/1/32 (Tender 5/25/23)	1,550	1,585
Camden County Public Service Auth. , Saint Mary's City, 4.50%,
12/1/31 (Prerefunded 12/1/20) (1)	650	664
Camden County Public Service Auth. , Saint Mary's City, 4.50%,
12/1/32 (Prerefunded 12/1/20) (1)	550	562
Camden County Public Service Auth. , Saint Mary's City, 5.00%,
12/1/28 (Prerefunded 12/1/20) (1)	1,000	1,024

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Carroll City, County Hosp. Auth. , Tanner Medical Center, 5.00%,
7/1/28	265	324
Carroll City, County Hosp. Auth. , Tanner Medical Center, 5.00%,
7/1/29	500	608
Carroll City, County Hosp. Auth. , Tanner Medical Center, 5.00%,
7/1/41	3,000	3,423
Cherokee County Board of Education, GO, 5.00%, 8/1/32	1,750	2,138
Cherokee County Board of Education, GO, 5.00%, 8/1/33	1,265	1,376
Cherokee County Water & Sewerage Auth. , 5.00%, 8/1/33	1,015	1,232
Cherokee County Water & Sewerage Auth. , 5.00%, 8/1/34	1,050	1,271
Cherokee County Water & Sewerage Auth. , 5.50%, 8/1/23 (3)	1,630	1,758
Clayton County Urban Redev. Agency, GO, 5.00%, 2/1/25
(Prerefunded 2/1/22) (1)	1,095	1,182
Clayton County Urban Redev. Agency, GO, 5.00%, 2/1/26
(Prerefunded 2/1/22) (1)	1,160	1,253
Clayton County Urban Redev. Agency, GO, 5.00%, 2/1/27
(Prerefunded 2/1/22) (1)	1,220	1,317
Cobb County Dev. Auth. , Kennesaw State University, Series A,
5.00%, 7/15/34	1,145	1,285
Cobb County Dev. Auth. , Kennesaw State University, Series A,
5.00%, 7/15/38	1,750	1,945
Cobb County Kennestone Hosp. Auth. , RAC, 5.00%, 4/1/29	1,000	1,085
Cobb County Kennestone Hosp. Auth. , RAC, 5.00%, 4/1/30	1,700	1,841
Cobb County Kennestone Hosp. Auth. , WellStar Health, Series
A, RAC, 5.00%, 4/1/42	1,000	1,113
Columbia County Water & Sewerage Rev. , 4.50%, 6/1/33 (1)	1,210	1,210
Columbia County Water & Sewerage Rev. , 4.50%, 6/1/33 (1)	540	540
Columbia County Water & Sewerage Rev. , Forward Delivery,
5.00%, 6/1/33	700	937
Columbia County Water & Sewerage Rev. , Forward Delivery,
5.00%, 6/1/35	1,680	2,230
Coweta County Dev. Auth. , Forward Delivery, 5.00%, 7/1/44	5,000	5,839
Coweta County Dev. Auth. , Piedmont Healthcare, 5.00%,
6/15/45 (Prerefunded 6/15/20) (1)	3,000	3,005
Coweta County Water & Sewage Auth. , 4.00%, 6/1/38	1,000	1,180

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Coweta County Water & Sewage Auth. , 4.00%, 6/1/39	1,000	1,176
Dalton, GO, 5.00%, 2/1/42	500	616
Dalton, GO, 5.00%, 2/1/48	3,500	4,274
Dalton, Combined Utilities, 5.00%, 3/1/32	1,250	1,507
Dalton, Combined Utilities, 5.00%, 3/1/33	1,190	1,427
Dalton Whitfield County Joint Dev. Auth. , Hamilton Healthcare
Care System, 4.00%, 8/15/34	400	452
Dalton Whitfield County Joint Dev. Auth. , Hamilton Healthcare
Care System, 4.00%, 8/15/36	900	1,009
Dalton Whitfield County Joint Dev. Auth. , Hamilton Healthcare
Care System, 4.00%, 8/15/37	1,000	1,118
Dalton Whitfield County Joint Dev. Auth. , Hamilton Healthcare
Care System, 4.00%, 8/15/41	1,385	1,533
Dalton Whitfield County Joint Dev. Auth. , Hamilton Healthcare
Care System, 5.00%, 8/15/32	900	1,108
DeKalb County Water & Sewer, 5.00%, 10/1/33	750	891
DeKalb County Water & Sewer, 5.00%, 10/1/35	2,000	2,363
DeKalb County Water & Sewer, Series A, 5.25%, 10/1/41	4,365	4,600
DeKalb County Water & Sewer, Series B, 5.00%, 10/1/35 (4)	1,980	2,397
DeKalb County Water & Sewer, Series B, 5.25%, 10/1/32 (4)	4,080	5,053
Downtown Smyrna Dev. Auth. , 5.25%, 2/1/28	7,640	9,007
Floyd County Hosp. Auth. , Floyd Medical Center, Series A,
5.00%, 7/1/34	2,810	3,335
Floyd County Hosp. Auth. , Floyd Medical Center, Series B, RAC,
5.00%, 7/1/32	2,000	2,129
Forsyth County School Dist. , GO, 4.00%, 2/1/33	3,270	3,604
Forsyth County School Dist. , GO, 5.00%, 2/1/31	3,250	3,983
Forsyth County School Dist. , GO, 5.00%, 2/1/38	1,000	1,262
Fulton County Dev. Auth. , Series A, RAC, 5.00%, 4/1/47	5,070	5,618
Fulton County Dev. Auth. , Georgia Tech Foundation, Recreation
Center, Series A, 5.00%, 11/1/30 (Prerefunded 11/1/21) (1)	2,480	2,647
Fulton County Dev. Auth. , Georgia Tech Foundation,
Technology Square, Series A, 5.00%, 11/1/30 (Prerefunded
5/1/22) (1)	1,870	2,038

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

Fulton County Dev. Auth. , Georgia Tech Foundation,
Technology Square, Series A, 5.00%, 11/1/31 (Prerefunded
5/1/22) (1)	1,400	1,526
Fulton County Dev. Auth. , Georgia Tech Foundation,
Technology Square, Series B, 5.00%, 11/1/31	3,020	3,839
Fulton County Dev. Auth. , Piedmont Healthcare, Series A,
4.00%, 7/1/35	1,625	1,775
Fulton County Dev. Auth. , Woodruff Arts Center, 5.00%,
3/15/36	6,125	6,763
Fulton County Dev. Auth. , Woodruff Arts Center, 5.00%,
3/15/44	5,175	5,834
Fulton County Residential Care Fac. for the Elderly Auth. ,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (5)	850	758
Fulton County Residential Care Fac. for the Elderly Auth. ,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (5)	700	611
Gainesville & Hall County CDA, Acts Retirement Communities,
5.00%, 11/15/33	3,480	3,638
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, 4.00%, 2/15/45	6,870	7,208
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/42	1,600	1,821
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/45	3,000	3,397
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.25%, 8/15/49	3,000	3,431
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.50%, 8/15/54	6,985	8,081
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.50%, 2/15/42	1,625	1,976
Georgia, Correctional Facilities Improvements, Series A, GO,
5.00%, 7/1/28	5,000	5,456
Georgia Housing & Finance Auth. , Series A, 4.00%, 6/1/50	1,500	1,678
Georgia Private Colleges & Univ. Auth. , Emory University, Series
A, 4.00%, 10/1/46	255	282
Georgia Private Colleges & Univ. Auth. , Emory University, Series
A, 5.00%, 9/1/41 (Prerefunded 9/1/21) (1)	2,000	2,119
Georgia Private Colleges & Univ. Auth. , Emory University, Series
A, 5.00%, 10/1/43	1,250	1,398

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Georgia Private Colleges & Univ. Auth. , Emory University, Series
A, 5.00%, 10/1/46	6,075	7,165
Georgia Private Colleges & Univ. Auth. , Emory University, Series
B, 4.00%, 10/1/38	4,500	5,041
Georgia Private Colleges & Univ. Auth. , Emory University, Series
B, 4.00%, 9/1/41	5,800	6,841
Georgia Private Colleges & Univ. Auth. , Emory University, Series
B, 5.00%, 10/1/38	2,705	3,230
Georgia Private Colleges & Univ. Auth. , Emory University, Series
B1, VRDN , 0.12%, 9/1/35	200	200
Georgia Private Colleges & Univ. Auth. , Emory University, Series
C, VRDN, 0.12%, 9/1/36 (Tender 6/22/20)	700	700
Glynn-Brunswick Memorial Hosp. Auth. , RAC, 4.00%, 8/1/35	750	824
Glynn-Brunswick Memorial Hosp. Auth. , RAC, 4.00%, 8/1/36	750	820
Glynn-Brunswick Memorial Hosp. Auth. , RAC, 4.00%, 8/1/37	750	817
Glynn-Brunswick Memorial Hosp. Auth. , RAC, 4.00%, 8/1/38	1,000	1,077
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 5.00%, 8/1/27	2,545	2,957
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 5.00%, 8/1/34	3,935	4,380
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 5.00%, 8/1/47	2,000	2,209
Griffin-Spalding County Hosp. Auth. , RAC, 5.00%, 4/1/36	1,350	1,523
Gwinnett County School Dist. , GO, 5.00%, 2/1/35	2,500	3,017
Gwinnett County School Dist. , GO, 5.00%, 2/1/36 (Prerefunded
2/1/23) (1)	2,500	2,816
Jackson County School Dist. , GO, 5.00%, 3/1/30	500	666
Jackson County School Dist. , GO, 5.00%, 3/1/31	1,500	1,986
Jackson County School Dist. , GO, 5.00%, 3/1/32	1,000	1,314
Jefferson School Dist. , Series A, GO, 5.25%, 2/1/33
(Prerefunded 2/1/21) (1)	2,500	2,583
Macon-Bibb County Urban Dev. Auth. , Academy for Classical
Ed. , Series A, 5.875%, 6/15/47 (5)	1,680	1,677
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
4.00%, 5/15/39	1,320	1,378

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
5.00%, 3/15/21	1,000	1,031
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
5.00%, 5/15/25	200	225
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
5.00%, 5/15/43	4,100	4,590
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
5.00%, 5/15/49	2,000	2,529
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
5.50%, 9/15/28	3,000	3,817
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)	2,800	3,120
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series B,
5.00%, 3/15/22	2,190	2,325
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)	1,600	1,740
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)	3,000	3,308
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series D,
FRN, 67% of 1M USD LIBOR + 0.83%, 1.08%, 8/1/48 (Tender
12/1/23)	2,000	1,939
Metro Atlanta Rapid Transit Auth. , Series A, 4.00%, 7/1/35	5,570	6,674
Metro Atlanta Rapid Transit Auth. , Series A, 5.00%, 7/1/42	6,230	7,206
Metro Atlanta Rapid Transit Auth. , Series A, 5.00%, 7/1/43	5,000	5,776
Metro Atlanta Rapid Transit Auth. , Sales Tax, Series B, 5.00%,
7/1/45	5,000	5,902
Metro Atlanta Rapid Transit Auth. , Sales Tax, Third Indenture,
Series 2014A, 4.00%, 7/1/44	3,050	3,220
Metro Atlanta Rapid Transit Auth. , Sales Tax, Third Indenture,
Series 2017A, 4.00%, 7/1/44	5,475	6,146
Municipal Electric Auth. of Georgia, Series EE, 7.25%, 1/1/24
(6)	1,000	1,167
Municipal Electric Auth. of Georgia, Series HH, 5.00%, 1/1/44	4,485	5,028
Municipal Electric Auth. of Georgia, Comb Cycle, Series A,
5.00%, 11/1/28	2,500	2,527
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 5.00%,
1/1/56	3,000	3,315

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series
A, 5.00%, 1/1/49	2,110	2,266
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/21	1,035	1,054
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/35	4,390	4,777
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.25%,
1/1/21	1,000	1,020
Municipal Gas Auth. of Georgia, Gas Portfolio III, Series S,
5.00%, 10/1/27	500	553
Paulding County Hosp. Auth. , Series A, RAC, 5.00%, 4/1/42	2,545	2,673
Paulding County Water & Sewer, 4.00%, 12/1/32	5,180	5,987
Richmond County Hosp. Auth. , University Health Services,
5.00%, 1/1/31	2,000	2,346
Sandy Springs Public Fac. Auth. , City Center, 5.00%, 5/1/35	1,000	1,215
Sandy Springs Public Fac. Auth. , City Center, 5.00%, 5/1/41	2,320	2,781
Sandy Springs Public Fac. Auth. , City Center, 5.00%, 5/1/47	5,000	5,951
Savannah Economic Dev. Auth., Marshes Skidaway, 7.25%,
1/1/44	1,000	1,034
Savannah Hosp. Auth. , Saint Joseph's/Candler Healthcare
System, Series A, 5.50%, 7/1/29	50	55
Savannah Hosp. Auth. , Saint Joseph's/Candler Healthcare
System, Series A, 5.50%, 7/1/30	3,105	3,425
Savannah Hosp. Auth. , Saint Joseph's/Candler Healthcare
System, Series A, 5.50%, 7/1/31	220	242
Valdosta & Lowndes County Hosp. Auth. , South Georgia
Medical Center, Series B, 5.00%, 10/1/26 (Prerefunded
10/1/21) (1)	2,600	2,763
Walton County Water & Sewer Auth. , Hard Labor Creek, Series
A, GO, 5.00%, 2/1/36	1,050	1,248
		416,813
PUERTO RICO 3.0%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.00%, 7/1/33	520	516
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.125%, 7/1/37	435	431
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	1,295	1,279
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/38	990	1,002
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/44	1,440	1,458
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/47	260	264
Puerto Rico Electric Power Auth. , Series 2013A-RSA-1, 6.75%,
7/1/36 (7)(8)	810	506
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (7)(8)	10	6
Puerto Rico Electric Power Auth. , Series AAA-RSA-1, 5.25%,
7/1/27 (7)(8)	100	62
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (7)(8)	15	9
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (7)(8)	390	241
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (7)(8)	35	22
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (7)(8)	40	25
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24 (7)(8)	170	105
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25 (7)(8)	55	34
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26 (7)(8)	70	43
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27 (7)(8)	420	258
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32 (7)(8)	305	188
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37 (7)(8)	930	572
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28 (7)(8)	10	6
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33 (7)(8)	40	25
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18 (7)(8)	35	21
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27 (7)(8)	15	9
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/35 (7)(8)	300	185
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (7)(8)	40	25
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (7)(8)	30	19
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (7)(8)	10	6
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (7)(8)	20	12
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/19 (7)(8)	175	106
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (7)(8)	15	9
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (7)(8)	140	85
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (7)(8)	40	25
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (7)(8)	15	9
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (7)(8)	355	219
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/31	1,015	667
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/33	785	470
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.75%,
7/1/53	800	778
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 5.00%,
7/1/58	3,290	3,292
		12,989

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
OHIO 0.4%
Buckeye Tobacco Settlement Fin. Auth. , Series B-2, 5.00%,
6/1/55	1,785	1,801
		1,801
ILLINOIS 0.2%
Illinois Fin. Auth. , Northwestern Memorial Hosp. , Series A-2,
VRDN, 0.06%, 8/15/42	1,000	1,000
		1,000
NEW YORK 0.2%
New York City Transitional Fin. Auth. , Future Tax, Series A-6,
VRDN, 0.07%, 8/1/39	750	750
		750
KENTUCKY 0.1%
Louisville & Jefferson County Regional Airport Auth. , UPS
Worldwide Forwarding, Series C, VRDN, 0.24%, 1/1/29 (2)	600	600
		600
INDIANA 0.1%
Indiana Fin. Auth. , Parkview Health System, Series D, VRDN,
0.06%, 11/1/39	375	375
		375

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
VIRGIN ISLANDS 0.1%
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	400	349
		349
Total Investments in Securities 100.3%
(Cost $418,610)		$434,677
Other Assets Less Liabilities (0.3)%		(1,302)
Net Assets 100.0%		$433,375

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Interest subject to alternative minimum tax
(3)	Insured by National Public Finance Guarantee Corporation
(4)	Insured by Assured Guaranty Municipal Corporation
(5)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,046 and represents 0.7% of net assets.
(6)	Insured by AMBAC Assurance Corporation
(7)	Non-income producing
(8)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
CDA	Community Development Administration/Authority
FRN	Floating Rate Note
GO	General Obligation
PFA	Public Finance Authority/Agency
RAC	Revenue Anticipation Certificate
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Georgia Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On November 30, 2019, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.